MARSHALL FUNDS, INC.
                             1000 North Water Street
                           Milwaukee, Wisconsin 53202

                               September 10, 2004


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

      RE:  MARSHALL FUNDS, INC. (the "Fund")
               Marshall Tax Free Money Market Fund
             1933 Act File No. 33-48907
             1940 Act File No. 811-7047

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated September 7, 2004, that would have been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed 485(b) as Post-Effective Amendment No. 40 on September 7, 2004.

     If you have any questions regarding this certification, please contact me at (414) 287-7269.

                                                          Very truly yours,



                                                          /s/ Daniel L. Kaminski
                                                          Daniel L. Kaminski
                                                          Secretary